Average Annual Total Returns (Invesco V.I. Global Health Care Fund)	12 Months Ended
May 02, 2011
MSCI World Index
Average Annual Total Returns
Label	MSCI World Index SM
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
MSCI World Health Care Index
Average Annual Total Returns
Label	MSCI World Health Care Index
1 Year	2.41%
5 Years	1.88%
10 Years	0.76%
Lipper VUF Health/Biotechnology Funds Category Average
Average Annual Total Returns
Label	Lipper VUF Health/Biotechnology Funds Category Average
1 Year	9.19%
5 Years	3.66%
10 Years	2.66%
Series II shares, Invesco V.I. Global Health Care Fund
Average Annual Total Returns
Label	Series II shares: Inception (04/30/04) [1]
Inception Date	Apr. 30, 2004
1 Year	5.00%
5 Years	2.20%
10 Years	0.78%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 21, 1997.